UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:1/31/09

Item 1.  Reports to Stockholders.

Arrow DWA Balanced Fund

Arrow DWA Tactical Fund

Arrow Alternative Solutions Fund

Semi-Annual Report

January 31, 2009

1-877-277-6933

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Dear Shareholder,

We are pleased to provide the semi-annual report for the Arrow Alternative Solutions Fund, Arrow DWA Balanced Fund and Arrow DWA Tactical Fund, covering the period ended January 31, 2009.

The worldwide economic crisis caused many global securities markets to take sharp declines in the second half of 2008 and into 2009. There have been very few investment safe-havens as investors wait anxiously for the markets to stabilize. During this period of rapid declines and severe market volatility, it is important not to lose sight of long-term investing goals. We believe our “Endowment Solutions” philosophy of combining tactical asset allocation investment strategies with alternative asset allocation is as prudent as ever.

During the past six months, we have witnessed the benefits of applying the “Endowment Solutions” approach within the Arrow Funds. Even with their tactical nature, the two Arrow DWA Funds had very few places to seek shelter during such dramatic and wide-spread market declines. But combining the Arrow DWA Funds with the lower correlating assets of the Arrow Alternative Solutions Fund certainly would have helped to reduce the impact of this extremely difficult market environment.

The Arrow Alternative Solutions Fund was designed to help reduce portfolio volatility while providing low correlation to traditional investments. Since the Fund’s inception, assets have grown to more than $66 million and its performance of -11.31% is in line with the blended CS/Tremont Benchmark’s performance of -10.77%.  To put this into perspective, since the Fund’s inception in October 2007, the S&P 500 Index has shown a return of -45.10% and a conservative 40/60 traditional portfolio (40% stocks & 60% bonds) returned -15.53% with significantly more volatility than the Arrow Alternative Solutions Fund. The allocation to noncorrelated asset classes with long/short portfolio optimization strategies boosted the Fund’s performance, allowed greater control of volatility and provided a welcomed cushion for investors during the market’s rapid decline.

The Arrow DWA Balanced Fund reached more than $260 million in assets as more and more investors are beginning to see the value of the Fund’s diversified strategy and strong performance relative to its peers. The Fund’s focus on broad diversification and tactical asset allocation continues to help its performance. Since its inception in August 2006, the Fund has shown a return of -9.34%, which is fairly favorable in the current environment, especially when considering the 60/40 benchmark (60% stocks & 40% bonds) return of -12.66% as well as the overall stock market decline of -31.79%, as measured by the S&P 500.

The Arrow DWA Tactical Fund was launched at the peak of the market and has not yet been able to display the dynamic nature of its long-term upside potential. The Fund stays responsive to market conditions by tactically reallocating assets across multiple market segments through a strict buy/sell discipline based on relative strength. Unfortunately, in the recent market environment, there have been very few asset classes showing any real signs of strength. However, the highly tactical nature of the Fund is designed to take advantage of markets when new relative-strength leadership eventually emerges. Although the timing of the markets could not be predicted, we still very much believe in the value of an aggressive tactical asset allocation strategy, especially when the market rebounds. For existing investors, we remain positive about the outlook of the Fund’s primary investment objective of long-term capital appreciation. And for new investors with a time horizon of five years or more, the current market environment provides a potentially strong long-term entry point for the Fund.

For more information about our Funds, please visit our website at www.arrowfunds.com.

We are grateful for your investment in the Funds and for your continued confidence in our company.

Sincerely,

Joseph J. Barrato

Chief Executive Officer

Arrow Investment Advisors, LLC

An investor should consider the Funds’ investment objective, risks, charges and expenses carefully before investing. This and other information about Arrow Funds is contained in the Funds’ prospectus, which can be obtained by calling 1-877-Arrow-FD (877-277-6933). Please read the prospectus carefully before investing. Arrow Funds are distributed by Northern Lights Distributors, LLC (member FINRA/SIPC).

Past performance does not guarantee future results. The performance data quoted represents past performance at net asset value and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-877-277-6933. Short Sale Risk: The Fund’s long positions could decline in value at the same time that the value of the stocks sold short increase, thereby increasing the Fund’s overall potential for loss. The Fund’s short sales may result in a loss if the price of the borrowed securities rises and it costs more to replace the borrowed securities. The maximum sales charge for A-Shares is 5.75% and may be eligible for a reduction in sales charges. The Fund charges a fee of 1.00% on redemptions of shares held less than 30 days. After a fee waiver of 0.54%, the net annual operating expense for the Arrow Alternative Solutions Fund is 1.40% for A-Shares and 2.15% for C-Shares, plus acquired Fund fees and short interest expenses of 0.52% for A-Shares and 0.45% for C-Shares. The net annual operating expense for the Arrow DWA Balanced Fund is 1.57% for A-Shares and 2.32% for C-Shares, plus acquired Fund fees of 0.46%. The net annual operating expense for the Arrow DWA Tactical Fund is 1.65% for A-Shares and 2.40% for C-Shares, plus acquired Fund fees of 0.41%.

0359-NLD-3/17/2009

The Arrow DWA Balanced Fund

PORTFOLIO REVIEW (Unaudited)

January 31, 2009

The Fund’s performance figures* for the period ending January 31, 2009, compared to its benchmarks:

	Six Months	One Year	Inception** - January 31, 2009
The Arrow DWA Balanced Fund – Class A	-25.02%	-25.72%	-4.30%
The Arrow DWA Balanced Fund – Class A with load	-29.32%	-29.99%	-6.55%
The Arrow DWA Balanced Fund – Class C	-25.28%	-26.30%	-5.01%
Barclays Aggregate Bond Index	3.23%	2.59%	5.87%
S&P 500 Total Return Index	-33.95%	-38.63%	-14.27%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is August 7, 2006 for Class A and Class C shares.

The Fund’s Top Asset Class’s are as follows:

Asset Class	% of Net Assets
Debt Index Funds	46.2%
Equity Index Funds	33.1%
Foreign Index Funds	13.6%
Commodity Funds	6.3%
Other, Cash & Cash Equivalents	0.8%
100.00%

The Arrow DWA Tactical Fund

PORTFOLIO REVIEW (Unaudited)

January 31, 2009

The Fund’s performance figures* for the period ending January 31, 2009, compared to its benchmarks:

	Six Months	Inception** - January 31, 2009
The Arrow DWA Tactical Fund – Class A	-32.98%	-38.20%
The Arrow DWA Tactical Fund – Class A with load	-36.81%	-41.76%
The Arrow DWA Tactical Fund – Class C	-33.30%	-38.57%
Barclays Aggregate Bond Index	3.23%	3.35%
S&P 500 Total Return Index	-33.95%	-39.93%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is May 30, 2008 for Class A and Class C shares.

The Fund’s Top Asset Class’s are as follows:

Asset Class	% of Net Assets
Equity Index Funds	56.9%
Debt Index Funds	24.2%
Commodity Funds	8.9%
Foreign Index Funds	8.6%
Other, Cash & Cash Equivalents	1.4%
100.00%

The Arrow Alternative Solutions Fund

PORTFOLIO REVIEW (Unaudited)

January 31, 2009

The Fund’s performance figures* for the period ending January 31, 2009, compared to its benchmarks:

	Six Months	One Year	Inception** - January 31, 2009
The Arrow Alternative Solutions Fund – Class A	-13.11%	-11.89%	-9.46%
The Arrow Alternative Solutions Fund – Class A with load	-18.12%	-16.96%	-13.63%
The Arrow Alternative Solutions – Class C	-13.41%	-12.55%	-9.97%
Barclays Aggregate Bond Index	3.23%	2.59%	4.81%
S&P 500 Total Return Index	-33.95%	-38.63%	-37.40%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is October 30, 2007 for Class A and Class C shares.

The Fund’s Top Asset Class’s are as follows:

Asset Class	% of Net Assets
U.S. Government and Agency Obligations	38.0%
Exchange Traded Commodity Products	16.3%
Debt Funds	8.3%
Pharmaceuticals	3.2%
Commodity ETFs	2.9%
Commercial Services	2.7%
Electric	2.7%
Retail	2.5%
Oil & Gas	1.9%
Equity Funds	1.8%
Other, Cash & Cash Equivalents	19.7%
100.00%

The Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS
January 31, 2009 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 99.2%
		COMMODITY FUNDS - 6.3%
	491,388	Powershares DB Gold Fund *	$ 16,623,656

		DEBT INDEX FUNDS - 46.2%
	599,774	iShares Barclays 7-10 Year Treaury Bond Fund	56,798,598
	151,182	iShares Barclays TIPS Bond Fund	14,982,136
	624,758	Vanguard Short-Term Bond ETF	49,774,470
			121,555,204

		EQUITY INDEX FUNDS - 33.1%
	351,394	iShares Dow Jones US Consumer Goods Sector Index Fund	15,039,663
	402,647	iShares Dow Jones US Consumer Services Sector Index Fund	15,522,042
	303,727	iShares Dow Jones US Healthcare Sector Index Fund	16,042,860
	1,889,280	Powershares Dynamic Large Cap Growth Portfolio	19,705,190
	532,000	Vanguard Small-Cap Growth ETF	20,854,400
			87,164,155

		FOREIGN INDEX FUNDS - 13.6%
	293,500	iShares FTSE/Xinhua China 25 Index Fund	7,393,265
	804,442	iShares MSCI Japan Index Fund	6,781,446
	1,049,000	iShares MSCI Malaysia Index Fund	7,353,490
	209,000	iShares MSCI Spain Index Fund	6,524,980
	480,532	iShares MSCI Switzerland Index Fund	7,606,822
			35,660,003

		TOTAL EXCHANGE TRADED FUNDS (Cost $288,825,592)	261,003,018

	See accompanying notes to financial statements.

The Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009 (Unaudited)
	Shares		Value
		SHORT-TERM INVESTMENTS - 0.7%
	1,769,997	Milestone Treasury Obligation Portfolio, Institutional Class,
		to yield 0.25%**, 2/2/09 (Cost $1,769,997)	$ 1,769,997

		TOTAL INVESTMENTS - 99.9% (Cost $290,595,589) (a)	$ 262,773,015
		OTHER ASSETS & LIABILITIES - 0.1%	192,511
		NET ASSETS - 100.0%	$ 262,965,526

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is subtantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 10,142,825
		Unrealized Depreciation:	(37,965,399)
		Net Unrealized Depreciation:	$ (27,822,574)

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on January 31, 2009.

	See accompanying notes to financial statements.

The Arrow DWA Tactical Fund
PORTFOLIO OF INVESTMENTS
January 31, 2009 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 98.6%
		COMMODITY FUNDS - 8.9%
	33,103	Powershares DB Gold Fund *	$ 1,119,874

		DEBT INDEX FUNDS - 24.2%
	10,384	iShares Barclays 7-10 Year Treaury Bond Fund	983,365
	10,292	iShares Barclays TIPS Bond Fund	1,019,937
	12,694	Vanguard Short-Term Bond ETF	1,011,331
			3,014,633

		EQUITY INDEX FUNDS - 56.9%
	35,493	iShares Dow Jones US Consumer Goods Sector Index Fund	1,519,100
	39,306	iShares Dow Jones US Consumer Services Sector Index Fund	1,515,246
	30,942	iShares Dow Jones US Healthcare Sector Index Fund	1,634,357
	32,900	Vanguard Small-Cap Value ETF	1,223,222
	34,047	Vanguard Value ETF	1,245,780
			7,137,705

		FOREIGN INDEX FUNDS - 8.6%
	8,500	iShares FTSE/Xinhua China 25 Index Fund	214,115
	25,425	iShares MSCI Japan Index Fund	214,333
	30,919	iShares MSCI Malaysia Index Fund	216,742
	7,000	iShares MSCI Spain Index Fund	218,540
	13,500	iShares MSCI Switzerland Index Fund	213,705
			1,077,435

		TOTAL EXCHANGE TRADED FUNDS (Cost $13,001,147)	12,349,647

	See accompanying notes to financial statements.

The Arrow DWA Tactical Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009 (Unaudited)
	Shares		Value
		SHORT-TERM INVESTMENTS - 1.0%
	120,499	Milestone Treasury Obligation Portfolio, Institutional Class,
		to yield 0.25%**, 2/2/09 (Cost $120,499)	$ 120,499

		TOTAL INVESTMENTS - 99.6% (Cost $13,121,646) (a)	$ 12,470,146
		OTHER ASSETS & LIABILITIES - 0.4%	76,702
		NET ASSETS - 100.0%	$ 12,546,848

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is subtantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 304,385
		Unrealized Depreciation:	(955,885)
		Net Unrealized Depreciation:	$ (651,500)

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on January 31, 2009.

	See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS
January 31, 2009 (Unaudited)
Shares			Value
		COMMON STOCKS - 44.4%^
		ADVERTISING - 0.1%
24,200		Interpublic Group of Cos, Inc. *	$ 80,586

		AGRICULTURE - 0.3%
32,500		Alliance One International, Inc. *	78,000
3,600		Philip Morris International, Inc. *	133,740
			211,740

		ASSET ALLOCATION ETFs - 1.5%
56,100		PowerShares DB G10 Currency Harvest Fund *	1,034,484

		BANKS - 1.4%
4,500		Capital One Financial Corp.	71,280
30,900		Fifth Third Bancorp	73,851
14,350		First Bancorp/Puerto Rico	102,029
10,050		First Financial Bancorp	81,606
9,050		Fulton Financial Corp.	63,531
25,000		Huntington Bancshares, Inc. (OH)	72,000
7,250		Old National Bancorp (IN)	92,293
5,900		Sterling Bancorp (NY)	65,018
7,400		Umpqua Holdings Corp.	72,520
5,050		Valley National Bancorp	65,751
5,200		Wintrust Financial Corp.	69,524
6,750		Zions Bancorporation	100,710
			930,112

		BEVERAGES - 0.4%
2,100		Coca-Cola Co. (The)	89,712
2,300		Molson Coors Brewing Co.	92,621
1,700		PepsiCo, Inc. (NC)	85,391
			267,724

		BIOTECHNOLOGY - 0.6%
5,800		Amgen, Inc. *	318,130
3,500		Martek Biosciences Corp.	92,575
			410,705

		BUILDING MATERIALS - 0.4%
9,900		Gibraltar Industries, Inc.	101,277
1,000		Martin Marietta Materials, Inc.	80,520
9,300		Masco Corp.	72,726
			254,523

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009 (Unaudited)
Shares			Value
		CHEMICALS - 0.6%
13,200		Dow Chemical Co. (The)	$ 152,988
4,800		EI Du Pont de Nemours & Co.	110,208
7,000		Valspar Corp.	121,450
			384,646

		COMMERCIAL SERVICES - 2.7%
12,500		AMN Healthcare Services, Inc. *	85,000
900		Apollo Group, Inc. *	73,314
2,700		Automatic Data Processing, Inc.	98,091
7,150		Career Education Corp. *	155,870
6,000		Corinthian Colleges, Inc. *	112,080
10,986		Cross Country Healthcare, Inc. *	82,285
1,600		DeVry, Inc.	85,728
4,800		Gartner, Inc. *	67,968
5,000		H&R Block, Inc.	103,650
800		ITT Educational Services, Inc. *	98,008
7,850		Kelly Services, Inc.	71,121
12,300		MPS Group, Inc. *	74,415
6,000		Navigant Consulting, Inc. *	85,980
18,100		On Assignment, Inc. *	83,803
3,300		Paychex, Inc.	80,157
8,000		Rent-A-Center, Inc. (TX) *	118,800
3,600		SAIC, Inc. *	71,064
400		Strayer Education, Inc.	86,572
11,300		United Rentals, Inc. *	63,054
5,800		Universal Technical Institute, Inc. *	101,674
			1,798,634

		COMMODITY ETF FUNDS - 2.9%
23,300		PowerShares DB Commodity Index Tracking Fund *	471,825
44,113		PowerShares DB Gold Fund *	1,492,343
			1,964,168

		COMPUTERS - 0.6%
1,900		Affiliated Computer Services, Inc. *	87,134
5,500		Diebold, Inc.	136,290
7,900		Imation Corp.	76,946
4,100		Lexmark International, Inc. *	97,088
			397,458

		COSMETICS/PERSONAL CARE - 0.2%
3,900		Estee Lauder Cos, Inc. (The)	102,375

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009 (Unaudited)
Shares			Value
		DEBT FUNDS - 8.3%
17,800		iShares iBoxx $ High Yield Corporate Bond Fund	$ 1,339,272
8,450		iShares iBoxx Investment Grade Corporate Bond Fund	843,479
21,883		iShares JPMorgan USD Emerging Markets Bond Fund	1,918,045
3,500		iShares S&P National Municipal Bond Fund	348,355
3,900		PowerShares Emerging Markets Sovereign Debt Portfolio	85,488
1,100		PowerShares High Yield Corporate Bond Portfolio	17,754
22,100		SPDR DB International Government Inflation-Protected Bond ETF	1,004,445
			5,556,838

		DISTRIBUTION/WHOLESALE - 0.5%
2,800		Genuine Parts Co.	89,656
1,800		Owens & Minor, Inc.	71,586
2,300		Watsco, Inc.	76,015
1,550		WW Grainger, Inc.	113,073
			350,330

		ELECTRIC - 2.7%
2,700		Allete, Inc.	83,970
4,300		Avista Corp.	81,872
2,200		CH Energy Group, Inc.	111,276
3,600		Consolidated Edison, Inc.	146,700
5,400		DTE Energy Co.	186,300
4,400		Duke Energy Corp.	66,660
5,900		Great Plains Energy, Inc.	112,513
8,300		Hawaiian Electric Industries, Inc.	179,944
3,000		IDACORP, Inc.	87,330
3,500		Integrys Energy Group, Inc.	146,125
3,000		NSTAR	101,460
5,300		Pepco Holdings, Inc.	94,393
3,700		Pinnacle West Capital Corp.	123,839
3,600		Progress Energy, Inc.	139,392
4,100		Southern Co.	137,145
			1,798,919

		ELECTRIC COMPONENTS & EQUIPMENT - 0.1%
3,450		Greatbatch, Inc. *	80,385

		ELECTRONICS - 0.2%
15,200		Jabil Circuit, Inc.	88,464
20,600		Vishay Intertechnology, Inc. *	60,976
			149,440

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009 (Unaudited)
Shares			Value
		ENERGY-ALTERNATE SOURCES - 0.1%
14,600		Headwaters, Inc. *	$ 66,138

		ENGINEERING AND CONSTRUCTION - 0.4%
2,350		Granite Construction, Inc.	82,767
5,000		Insituform Technologies, Inc. *	93,800
3,400		URS Corp. *	115,770
			292,337

		ENVIRONMENTAL CONTROL - 0.2%
2,950		Tetra Tech, Inc. *	68,529
2,400		Waste Management, Inc.	74,856
			143,385

		EQUITY FUNDS - 1.8%
52,075		iShares MSCI Emerging Markets Index Fund	1,178,456
1,300		Claymore/BNY Mellon Frontier Markets ETF	14,469
			1,192,925

		FOOD - 1.1%
4,300		ConAgra Foods, Inc.	73,530
1,800		General Mills, Inc.	106,470
2,000		JM Smucker Co. (The)	90,300
4,100		Kroger Co. (The)	92,250
2,000		Lancaster Colony Corp.	72,820
1,200		Ralcorp Holdings, Inc. *	71,064
10,900		Sara Lee Corp.	109,327
6,110		Sysco Corp.	136,192
			751,953

		GAS - 0.9%
4,200		Atmos Energy Corp.	103,110
2,300		Nicor, Inc.	78,683
7,600		NiSource, Inc.	73,568
2,800		Piedmont Natural Gas Co.	72,548
6,400		Southern Union Co.	82,496
3,700		Vectren Corp.	95,423
2,300		WGL Holdings, Inc.	73,830
			579,658

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009 (Unaudited)
Shares			Value
		HAND/MACHINE TOOLS - 0.2%
2,000		Regal-Beloit Corp.	$ 67,920
2,400		Snap-On, Inc.	72,432
			140,352

		HEALTHCARE - PRODUCTS - 0.9%
11,500		Boston Scientific Corp. *	102,005
5,400		Conmed Corp. *	84,510
4,600		Cyberonics, Inc. *	70,794
3,400		Johnson & Johnson	196,146
4,300		PSS World Medical, Inc. *	68,284
2,800		Zimmer Holdings, Inc. *	101,920
			623,659

		HEALTHCARE - SERVICES - 0.4%
4,900		LifePoint Hospitals, Inc. *	110,446
7,624		Odyssey HealthCare, Inc. *	75,630
1,800		Quest Diagnostics, Inc.	88,830
			274,906

		HOME BUILDERS - 0.4%
7,800		Meritage Homes Corp. *	85,956
7,650		Pulte Homes, Inc.	77,648
4,400		Toll Brothers, Inc. *	74,888
			238,492

		HOUSEHOLD PRODUCTS/WARES - 0.4%
5,000		Avery Dennison Corp.	121,150
1,600		Church & Dwight Co., Inc.	85,168
1,600		Kimberly-Clark Corp.	82,352
			288,670

		INSURANCE- 0.5%
8,300		Marsh & McLennan Cos, Inc.	160,439
4,200		Selective Insurance Group	64,470
2,400		Travelers Cos, Inc. (The)	92,736
			317,645

		MACHINERY - DIVERSIFIED - 0.2%
4,400		Briggs & Stratton Corp.	65,076
2,300		Wabtec Corp.	68,839
			133,915

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009 (Unaudited)
Shares			Value
		MEDIA - 0.2%
5,600		Comcast Corp.	$ 82,040
15,000		New York Times Co. (The)	74,550
			156,590

		MINING - 0.2%
2,100		Vulcan Materials Co.	103,866

		MISCELLANEOUS MANUFACTURING- 0.3%
8,500		Griffon Corp. *	84,575
5,300		Leggett & Platt, Inc.	66,197
1,700		Matthews International Corp.	66,198
			216,970

		OFFICE/BUSINESS EQUIPMENT - 0.2%
4,950		Pitney Bowes, Inc.	110,187

		OIL & GAS - 1.9%
1,400		Apache Corp.	105,000
2,300		Chevron Corp.	162,196
4,950		Cimarex Energy Co.	122,958
1,400		Devon Energy Corp.	86,240
2,300		Exxon Mobil Corp.	175,904
8,150		Nabors Industries Ltd. *	89,243
2,300		Occidental Petroleum Corp.	125,465
10,400		Patterson-UTI Energy, Inc.	99,424
5,800		Pioneer Natural Resources Co.	84,912
4,400		Pride International, Inc. *	70,928
8,250		Rowan Cos., Inc.	104,445
2,800		Unit Corp. *	69,832
			1,296,547

		OIL & GAS SERVICES - 0.2%
6,600		BJ Services Co.	72,600
2,000		CARBO Ceramics, Inc.	71,900
			144,500

		PACKING AND CONTAINERS - 0.3%
2,000		Rock-Tenn Co.	62,340
6,550		Sealed Air Corp.	88,753
3,200		Sonoco Products Co.	73,376
			224,469

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009 (Unaudited)
Shares			Value
		PHARMACEUTICALS - 3.2%
3,200		Abbott Laboratories	$ 177,408
1,400		Cephalon, Inc. *	108,052
6,070		Eli Lilly & Co.	223,497
6,020		Forest Laboratories, Inc. *	150,741
18,050		King Pharmaceuticals, Inc. *	157,757
5,800		Medicis Pharmaceutical Corp.	80,794
4,000		Merck & Co, Inc.	114,200
6,800		Mylan, Inc. *	77,044
6,100		Omnicare, Inc.	170,556
6,200		Par Pharmaceutical Cos., Inc. *	76,322
2,900		Perrigo Co.	85,115
24,520		Pfizer, Inc.	357,502
10,000		Salix Pharmaceuticals, Ltd. *	80,000
627		Teva Pharmaceutical Industries, Ltd.	25,989
5,600		Valeant Pharmaceuticals International *	121,520
4,650		Watson Pharmaceuticals, Inc. *	126,713
			2,133,209

		PIPELINES - 0.1%
5,500		Spectra Energy Corp.	79,805

		RETAIL - 2.5%
11,600		99 Cents Only Stores *	97,208
3,050		BJ's Wholesale Club, Inc. *	87,474
2,900		Casey's General Stores, Inc.	61,625
4,500		Family Dollar Stores, Inc.	124,965
17,300		Finish Line (The)	82,175
11,600		Foot Locker, Inc.	85,376
8,600		Fred's, Inc.	88,236
10,100		HOT Topic, Inc. *	86,254
7,000		Jo-Ann Stores, Inc. *	89,390
4,500		Lowe's Cos, Inc.	82,215
2,300		O'Reilly Automotive, Inc. *	66,861
5,900		RadioShack Corp.	67,614
9,740		Wal-Mart Stores, Inc.	458,949
4,250		Walgreen Co.	116,493
3,500		World Fuel Services Corp.	118,195
			1,713,029

		SEMICONDUCTORS - 1.3%
31,900		Atmel Corp. *	106,546
18,200		Integrated Device Technology, Inc. *	104,468

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009 (Unaudited)
Shares			Value
		SEMICONDUCTORS (Continued) - 1.3%
23,900		LSI Corp. *	$ 76,002
13,650		Micrel, Inc.	103,740
8,200		Microsemi Corp. *	68,880
7,350		QLogic Corp. *	83,202
8,300		Semtech Corp. *	97,525
7,800		Ultratech, Inc. *	87,360
13,300		Veeco Instruments, Inc. *	64,239
5,600		Xilinx, Inc.	94,360
			886,322

		SOFTWARE - 0.2%
7,650		Acxiom Corp.	72,752
5,100		CSG Systems International, Inc. *	73,950
			146,702

		TELECOMMUNICATIONS - 0.8%
35,600		3Com Corp. *	82,948
24,500		Adaptec, Inc. *	68,355
16,500		ADC Telecommunications, Inc. *	83,655
3,200		Black Box Corp.	69,856
8,300		Tekelec *	103,086
3,700		Verizon Communications, Inc.	110,519
			518,419

		TEXTILES - 0.2%
2,950		Cintas Corp.	67,113
3,700		G&K Services, Inc.	68,265
			135,378

		TOYS/GAMES/HOBBIES - 0.1%
2,650		Hasbro, Inc.	63,945

		TRANSPORTATION - 0.8%
3,500		Arkansas Best Corp.	81,865
2,300		Norfolk Southern Corp.	88,228
3,250		Tidewater, Inc.	135,233
2,900		United Parcel Service, Inc.	123,221
5,350		Werner Enterprises, Inc.	80,250
			508,797

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009 (Unaudited)
Shares			Value
		WATER - 1.0%
7,500		American States Water Co.	$ 259,275
18,300		Aqua America, Inc.	379,542
			638,817

		TOTAL COMMON STOCKS (Cost $31,816,346)	29,894,651

		EXCHANGE TRADED COMMODITY PRODUCTS - 16.3%^
448,296		ETFS Lean Hogs *	604,079
17,572		ETFS Leveraged Cocoa *	709,206
68,255		ETFS Leveraged Cotton *	713,265
37,102		ETFS Leveraged Platinum *	353,582
17,431		ETFS Leveraged Soybeans *	336,244
100,671		ETFS Live Cattle *	713,254
9,064		ETFS Short Aluminium *	953,442
9,371		ETFS Short Copper *	951,063
10,198		ETFS Short Crude Oil *	949,230
5,783		ETFS Short Heating Oil *	473,165
9,087		ETFS Short Lead *	882,439
4,900		ETFS Short Natural Gas *	476,966
5,447		ETFS Short Nickel *	468,496
7,078		ETFS Short Tin *	476,279
5,312		ETFS Short Zinc *	478,346
47,777		ETFS Silver *	716,177
55,612		ETFS Sugar *	724,068
		TOTAL EXCHANGE TRADED COMMODITY
		PRODUCTS (Cost $10,097,150)	10,979,300

		EXCHANGE TRADED NOTES - 0.1%^
1,100		Market Vectors-Renminbi/USD ETN * (Cost $43,967)	43,648

Contracts			Value
		PURCHASED OPTIONS ON FUTURES - 0.6%
50		S&P 500 Index E-Mini - Put	102,250
		Expiration February 2009, Exercise Price $840
50		S&P 500 Index E-Mini - Put	154,250
		Expiration March 2009, Exercise Price $850
50		S&P 500 Index E-Mini - Put	150,250
		Expiration April 2009, Exercise Price $820

		TOTAL PURCHASED OPTIONS ON FUTURES (Cost $373,125)	406,750

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009 (Unaudited)
Shares			Value
		PURCHASED OPTIONS - 0.3%
200		CBOE SPX Volatility Index - Call	$ 26,000
		Expiration February 2009, Exercise Price $60
100		CBOE SPX Volatility Index - Call	9,500
		Expiration February 2009, Exercise Price $65
20		Goldman Sachs Group, Inc. - Put	103,750
		Expiration July 2009, Exercise Price $130
200		Powershares - Call	35,000
		Expiration April 2009, Exercise Price $35

		TOTAL PURCHASED OPTIONS (Cost $159,030)	174,250

Principal
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 38.0%^
$ 3,750,000		Federal Home Loan Bank, 3.375% due 2/27/2013	3,890,062
123,000		Freddie Mac, 5.000% due 11/13/2014	133,683
2,000,000		Freddie Mac, 4.375% due 10/25/2012	2,163,874
1,000,000		Fannie Mae, 4.750% due 11/19/2012	1,090,000
765,000		Federal Farm Credit Bank, 4.900% due 4/15/2015	827,263
500,000		Federal National Mortgage Association, 6.250% due 2/1/2011	525,500
750,789		Federal National Mortgage Association, 5.500% due 8/1/2020	775,468
80,422		Federal National Mortgage Association, 5.500% due 8/1/2022	82,998
22,487		Federal National Mortgage Association, 5.500% due 10/1/2021	23,209
6,200,000		United States Treasury Inflation Indexed Bonds, 3.875% due 4/15/2029 +	9,574,753
6,500,000		United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2018	6,442,526
		TOTAL U.S. GOVERNMENT AND AGENCY
		OBLIGATIONS (Cost $25,909,742)	25,529,336

		TOTAL INVESTMENTS - 99.7% (Cost $68,399,360) (a)	$ 67,027,935
		OTHER ASSETS & LIABILITIES - 0.3%	193,846
		NET ASSETS - 100.0%	$ 67,221,781

	(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is subtantially the same
		and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation	$ 2,126,941
		Unrealized Depreciation	(3,498,366)
		Net Unrealized Depreciation	$ (1,371,425)
	*	Non-Income producing security.
	**	Money market fund; interest rate reflects seven-day effective yield on January 31, 2009.
	+	All or a portion of this security is segrgated as collateral for securities sold subject to repurchase.
	^	All or a portion of each of these securities may be segregated as collateral for open futures/swaps contracts.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009 (Unaudited)
Principal			Value
		REVERSE REPURCHASE AGREEMENTS
$ 6,308,544		Goldman Sachs: (Collateralized by US Treasury Tips; 3.875%, 4/15/29);
		0.25% due 2/3/2009; (Proceeds $6,308,544); ($6,308,851 Due at Maturity)	$ 6,308,544

Long (Short)			Unrealized
Contracts			Gain / (Loss)
		OPEN LONG FUTURES CONTRACTS
9		CBOE VIX Future February 2009	$ (64,040)
		(Underlying Face Amount at Value $404,910)
18		CBOE VIX Future March 2009	(89,730)
		(Underlying Face Amount at Value $759,240)
51		E-Mini MSCI Emerging March 2009	(100,890)
		(Underlying Face Amount at Value $1.326,000)
16		Japanese Yen Future March 2009	40,762
		(Underlying Face Amount at Value $2,227,600)
20		Swiss Franc Future March 2009	(128,713)
		(Underlying Face Amount at Value $1,721,400)

		Total Net Unrealized Loss from Open Long Futures Contracts	$ (342,611)

		OPEN SHORT FUTURES CONTRACTS
(7)		British Pound Future March 2009	13,650
		(Underlying Face Amount at Value $631,881)
(8)		Canadian Dollar Future March 2009	(16,360)
		(Underlying Face Amount at Value $650,720)
(124)		S&P E-Mini Future March 2009	341,050
		(Underlying Face Amount at Value $5,099,500)
(12)		New Zealand Dollar Future March 2009	36,925
		(Underlying Face Amount at Value $605,400)
(44)		US 10 Year Note March 2009	23,220
		(Underlying Face Amount at Value $5,397,568)
(31)		US Long Bond Future March 2009	124,300
		(Underlying Face Amount at Value $3,927,793)

		Total Net Unrealized Loss from Open Short Futures Contracts	$ 522,785

		Total Net Unrealized from Open Futures Contracts	$ 180,174

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009 (Unaudited)
Number of
Contracts***			Value
		SCHEDULE OF OPTIONS WRITTEN
300		CBOE SPX Volatility Index Put	$ 4,500
		Expiration February 2009, Exercise Price $30
100		Powershares Put	11,000
		Expiration April 2009, Exercise Price $31
100		Powershares Put	15,000
		Expiration April 2009, Exercise Price $32
50		S&P 500 Index E-Mini Future Call	37,500
		Expiration February 2009, Exercise Price $860
50		S&P 500 Index E-Mini Future Put	19,000
		Expiration February 2009, Exercise Price $725
50		S&P 500 Index E-Mini Future Call	3,000
		Expiration March 2009, Exercise Price $1,010
50		S&P 500 Index E-Mini Future Put	36,500
		Expiration March 2009, Exercise Price $700
50		S&P 500 Index E-Mini Future Call	58,000
		Expiration April 2009, Exercise Price $900
50		S&P 500 Index E-Mini Future Put	58,250
		Expiration April 2009, Exercise Price $700

		Total Options Written (Proceeds $413,455)	$ 242,750

*** Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

			Unrealized
			Gain / (Loss)
		EQUITY BASKET SWAP
		Short Equity Basket Swap, Goldman Sachs - 13 month agreement
		to receive depreciation of custom stock basket vs. appreciation of
		custom stock basket plus 1month LIBOR - 70 Bps.
		(Notional Amount $13,611,378)	$ 431,964

		Total Net Unrealized Gain from Equity Basket Swap	$ 431,964

See accompanying notes to financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2009 (Unaudited)
			Arrow
	Arrow DWA	Arrow DWA	Alternative
	Balanced Fund	Tactical Fund	Solutions Fund
ASSETS
Investment securities:
At cost	$ 290,595,589	$ 13,121,646	$ 68,399,360
At value	$ 262,773,015	$ 12,470,146	$ 67,027,935
Cash-Segregated	-	-	3,611,370
Cash	-	-	-
Receivable for Fund shares sold	394,522	98,424	778,415
Receivable for securities sold	8,278,568	310,155	24,298,180
Dividends and interest receivable	166	916	239,482
Due from advisor	-	6,150	-
Variation margin - due from broker	-	-	180,174
Unrealized appreciation on open forward foreign
currency contracts	-	-	51,068
Unrealized appreciation on swap contracts	-	-	431,964
Prepaid expenses and other assets	62,906	15,137	9,438
TOTAL ASSETS	271,509,177	12,900,928	96,628,026

LIABILITIES
Payable for investments purchased	7,964,363	289,669	22,197,711
Fund shares repurchased	259,259	34,300	65,658
Investment advisory fees payable	221,295	-	39,510
Distribution (12b-1) fees payable	94,431	4,898	17,424
Fees payable to other affiliates	332	12,865	835
Reverse repurchase agreement	-	-	6,308,544
Options written, at value (Proceeds $413,455)	-	-	242,750
Due to custodian	-	-	512,978
Accrued expenses and other liabilities	3,971	12,348	20,835
TOTAL LIABILITIES	8,543,651	354,080	29,406,245
NET ASSETS	$ 262,965,526	$ 12,546,848	$ 67,221,781

Net Assets Consist Of:
Paid in capital
[$0 par value, unlimited shares authorized]	$ 362,816,436	$ 18,094,740	$ 78,089,877
Accumulated net investment loss	(70,970)	(27,162)	(1,540,867)
Accumulated net realized loss from
security transactions, futures contracts
and short sales	(71,957,366)	(4,869,230)	(8,789,715)
Net unrealized appreciation (depreciation)
of investments. futures contracts, swaps,
short sales and foreign currency transactions	(27,822,574)	(651,500)	(537,514)
NET ASSETS	$ 262,965,526	$ 12,546,848	$ 67,221,781

See accompanying notes to financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
January 31, 2009 (Unaudited)
			Arrow
	Arrow DWA	Arrow DWA	Alternative
	Balanced Fund	Tactical Fund	Solutions Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 190,854,109	$ 8,649,620	$ 57,722,522
Shares of beneficial interest outstanding	21,928,940	1,407,200	6,692,388
Net asset value (Net assets ÷ Shares outstanding),
and redemption price per share (a)	$ 8.70	$ 6.15	$ 8.63
Maximum offering price per share (maximum sales
charges of 5.75%) (b)	$ 9.23	$ 6.52	$ 9.15
Class C Shares:
Net Assets	$ 72,111,417	$ 3,897,228	$ 9,499,259
Shares of beneficial interest outstanding	8,344,359	635,799	1,103,244
Net asset value (Net assets ÷ Shares outstanding),
offering price and redemption price per (a)	$ 8.64	$ 6.13	$ 8.61

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(b)	For certain purchases of of $1 million or more, a l% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

See accompanying notes to financial statements.

The Arrow Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended January 31, 2009 (Unaudited)
			Arrow
	Arrow DWA	Arrow DWA	Alternative
	Balanced Fund	Tactical Fund	Solutions Fund
INVESTMENT INCOME
Dividends	$ 3,872,445	$ 133,761	$ 330,025
Interest	16,361	1,619	13,941
TOTAL INVESTMENT INCOME	3,888,806	135,380	343,966

EXPENSES
Investment advisory fees	1,534,427	56,618	241,378
Distribution (12b-1) fees, Class C	387,946	17,753	45,690
Distribution (12b-1) fees, Class A	286,620	9,716	69,037
Transfer agent fees	115,452	14,091	21,919
Administrative services fees	110,916	16,804	30,875
Registration fees	23,242	37,932	28,211
Printing and postage expenses	23,020	-	5,426
Accounting services fees	20,973	11,887	11,223
Custodian fees	20,817	4,093	13,846
Professional fees	18,681	10,167	12,580
Insurance expense	6,553	150	3,089
Compliance officer fees	6,054	3,127	2,154
Trustees' fees and expenses	2,521	3,763	2,106
Interest expense	-	-	42,957
Other expenses	27,559	2,855	1,291
TOTAL EXPENSES	2,584,781	188,956	531,782
Fees waived/reimbursed by the Advisor	-	(62,768)	-
NET EXPENSES	2,584,781	126,188	531,782

NET INVESTMENT INCOME (LOSS)	1,304,025	9,192	(187,816)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	(70,046,834)	(4,869,230)	(11,773,911)
Futures contracts	-	-	400,294
Swaps contracts	-	-	(1,104,321)
Options written	-	-	4,578,648
Foreign currencies	-	-	134,992
	(70,046,834)	(4,869,230)	(7,764,298)
Net change in unrealized appreciation (depreciation) from:
Security transactions	(28,298,666)	217,238	(1,810,954)
Futures contracts	-	-	437,741
Options written	-	-	168,139
Swap contracts	-	-	129,923
Foreign currency transactions	-	-	52,847
	(28,298,666)	217,238	(1,022,304)

NET REALIZED AND UNREALIZED LOSS	(98,345,500)	(4,651,992)	(8,786,602)
NET DECREASE IN NET ASSETS
FROM OPERATIONS	$ (97,041,475)	$ (4,642,800)	$ (8,974,418)

See accompanying notes to financial statements.

The Arrow DWA Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the
	Months Ended	Year Ended
	January 31, 2009	July 31,
	(Unaudited)	2008
FROM OPERATIONS
Net investment income	$ 1,304,025	$ 715,656
Net realized loss from security transactions	(70,046,834)	(679,703)
Net change in unrealized appreciation (depreciation)
of investments	(28,298,666)	(3,822,114)
Net decrease in net assets resulting from operations	(97,041,475)	(3,786,161)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	-	(1,277,995)
Class C	-	(354,257)
From net investment income:
Class A	(1,332,810)	(890,673)
Class C	(42,185)	(89,333)
Net decrease in net assets from distributions to shareholders	(1,374,995)	(2,612,258)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	50,698,275	261,113,499
Class C	21,041,380	77,422,264
Net asset value of shares issued in reinvestment of distributions:
Class A	975,300	1,486,876
Class C	35,355	385,285
Redemption fee proceeds:
Class A	912	5,355
Class C	550	1,450
Payments for shares redeemed:
Class A	(76,697,404)	(39,506,506)
Class C	(13,227,705)	(7,042,613)
Net increase (decrease) in net assets from shares of beneficial interest	(17,173,337)	293,865,610

TOTAL INCREASE (DECREASE) IN NET ASSETS	(115,589,807)	287,467,191

NET ASSETS
Beginning of Period	378,555,333	91,088,142
End of Period*	$ 262,965,526	$ 378,555,333
* Includes accumulated net investment loss of:	$ (70,970)	$ -

See accompanying notes to financial statements.

The Arrow DWA Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six	For the
	Months Ended	Year Ended
	January 31, 2009	July 31,
	(Unaudited)	2008

SHARE ACTIVITY
Class A:
Shares Sold	5,107,597	21,718,831
Shares Reinvested	107,887	119,562
Shares Redeemed	(8,165,039)	(3,285,632)
Net increase (decrease) in shares of beneficial interest outstanding	(2,949,555)	18,552,761

Class C:
Shares Sold	2,152,687	6,475,139
Shares Reinvested	3,930	31,087
Shares Redeemed	(1,424,009)	(593,590)
Net increase in shares of beneficial interest outstanding	732,608	5,912,636

See accompanying notes to financial statements.

The Arrow DWA Tactical Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the
	Months Ended	Period Ended
	January 31, 2009	July 31,
	(Unaudited)	2008 (a)
FROM OPERATIONS
Net investment income	$ 9,192	$ 8,646
Net realized loss from security transactions	(4,869,230)	-
Net change in unrealized appreciation (depreciation) of investments	217,238	(868,738)
Net decrease in net assets resulting from operations	(4,642,800)	(860,092)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(36,000)	-
Class C	(9,000)	-
Net decrease in net assets from distributions to shareholders	(45,000)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,841,977	12,278,982
Class C	3,073,467	3,518,723
Net asset value of shares issued in
reinvestment of distributions to shareholders:
Class A	30,662	-
Class C	6,918	-
Redemption fee proceeds:
Class A	1,115	-
Class C	487	-
Payments for shares redeemed:
Class A	(6,389,467)	(125,084)
Class C	(1,094,367)	(48,673)
Net increase in net assets from shares of beneficial interest	2,470,792	15,623,948

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,217,008)	14,763,856

NET ASSETS
Beginning of Period	14,763,856	-
End of Period*	$ 12,546,848	$ 14,763,856
* Includes accumulated net investment income (loss) of:	$ (27,162)	$ 8,646

(b) The Arrow DWA Tactical Fund commenced operations May 30, 2008.

See accompanying notes to financial statements.

The Arrow DWA Tactical Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six	For the
	Months Ended	Period Ended
	January 31, 2009	July 31,
	(Unaudited)	2008 (a)
SHARE ACTIVITY
Class A:
Shares Sold	952,187	1,255,282
Shares Reinvested	4,746	-
Shares Redeemed	(791,697)	(13,318)
Net increase in shares of beneficial interest outstanding	165,236	1,241,964

Class C:
Shares Sold	443,216	364,089
Shares Reinvested	1,074	-
Shares Redeemed	(167,584)	(4,996)
Net increase in shares of beneficial interest outstanding	276,706	359,093

(b) The Arrow DWA Tactical Fund commenced operations May 30, 2008.

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the
	Months Ended	Period Ended
	January 31, 2009	July 31,
	(Unaudited)	2008 (a)
FROM OPERATIONS
Net investment income (loss)	$ (187,816)	$ 166,952
Net realized loss from security transactions, futures contracts,
swap contracts, options written and foreign currencies	(7,764,298)	(1,025,417)
Net change in unrealized appreciation (depreciation) of investments, futures contracts, swap contracts, options written
and foreign currency transactions	(1,022,304)	484,790
Net decrease in net assets resulting from operations	(8,974,418)	(373,675)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(1,309,519)	(2,881)
Class C	(175,484)	(32,119)
Net decrease in net assets from distributions to shareholders	(1,485,003)	(35,000)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	33,799,601	61,808,839
Class C	3,031,775	11,205,514
Net asset value of shares issued in
reinvestment of distributions to shareholders:
Class A	865,166	12,570
Class C	143,424	2,199
Redemption fee proceeds:
Class A	19,632	706
Class C	2,493	129
Payments for shares redeemed:
Class A	(18,433,342)	(11,009,046)
Class C	(1,215,915)	(2,143,868)
Net increase in net assets from shares of beneficial interest	18,212,834	59,877,043

TOTAL INCREASE IN NET ASSETS	7,753,413	59,468,368

NET ASSETS
Beginning of Period	59,468,368	-
End of Period*	$ 67,221,781	$ 59,468,368
* Includes accumulated net investment income (loss) of:	$ (1,540,867)	$ 131,952

(a) The Arrow Alternative Solutions Fund commenced operations October 31, 2007.

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six	For the
	Months Ended	Period Ended
	January 31, 2009	July 31,
	(Unaudited)	2008 (a)
SHARE ACTIVITY
Class A:
Shares Sold	3,614,396	6,080,697
Shares Reinvested	98,989	1,233
Shares Redeemed	(2,002,504)	(1,100,423)
Net increase in shares of beneficial interest outstanding	1,710,881	4,981,507

Class C:
Shares Sold	327,491	1,105,284
Shares Reinvested	16,428	215
Shares Redeemed	(131,664)	(214,510)
Net increase in shares of beneficial interest outstanding	212,255	890,989

(a) The Arrow Alternative Solutions Fund commenced operations October 31, 2007.

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended January 31, 2009 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets from operations	$ (8,974,418)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:

Purchases of investment securities	(168,872,548)
Proceeds from sale of investment securities	151,673,605
Sales of short term investment securities, net	7,296,621
Increase in deposits with brokers	(2,821,575)
Increase in interest and dividends receivable	(56,146)
Increase in receivable for securities sold	(24,298,180)
Increase in payable for securities purchased	20,753,875
Decrease in accrued expenses	(42,264)
Decrease in prepaid expense and other assets	19,926
Decrease in options written	(31,561)
Unrealized appreciation on investments, futures contracts, swaps, short sales and foreign currency transactions	1,035,233
Net realized loss from investments	7,800,141
Net cash used in operating activities	(16,517,291)

CASH FLOWS FROM FINANCING ACTIVITIES
Decrease in reverse repurchase agreements	(2,253,332)
Increase in receivable for fund shares sold	(157,499)
Proceeds from shares sold	36,853,501
Increase in payable for fund shares repurchased	50,554
Payments for shares redeemed	(19,649,257)
Cash distributions paid	(476,413)
Net cash provided by financing activities	14,367,554
Net Increase in Cash	(2,149,737)

CASH:
Beginning Balance	1,636,759
Ending balance	$ (512,978)

See accompanying notes to financial statements.

The Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A						Class C
	Six Months						Six Months
	Ended		Year		Period		Ended		Year		Period
	January 31,		Ended		Ended		January 31,		Ended		Ended
	2009		July 31,		July 31,		2009		July 31,		July 31,
	(Unaudited)		2008		2007 (1)		(Unaudited)		2008		2007 (1)
Net asset value, beginning of period	$ 11.68		$ 11.36		$ 10.00		$ 11.57		$ 11.30		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.05		0.06		0.04		0.02		(0.03)	(6)	(0.04)
Net realized and unrealized
gain on investments	(2.97)		0.48		1.38		(2.94)		0.47		1.39
Total from investment operations	(2.92)		0.54		1.42		(2.92)		0.44		1.35

Paid-in-capital from redemption fees	0.00	(6)	0.00	(6)	0.00	(6)	0.00	(6)	0.00	(6)	0.00	(6)

Less distributions from:
Net investment income	(0.06)		(0.08)		(0.06)		(0.01)		(0.03)		(0.05)
Net realized gains	-		(0.14)		-		-		(0.14)		-
Total distributions	(0.06)		(0.22)		(0.06)		(0.01)		(0.17)		(0.05)

Net asset value, end of period	$ 8.70		$ 11.68		$ 11.36		$ 8.64		$ 11.57		$ 11.30

Total return (3)	(25.02)%	(5)	4.63%		14.28%	(5)	(25.28)%	(5)	3.79%		13.48%	(5)

Net assets, end of period (000s)	$ 190,854		$ 290,514		$ 71,891		$ 72,111		$ 88,042		$ 19,197

Ratio of net expenses to average
net assets (7)	1.50%	(4)	1.57%		1.83%	(4)	2.26%	(4)	2.32%		2.58%	(4)
Ratio of net investment income (loss)
to average net assets (7)	1.03%	(4)	0.51%		0.37%	(4)	0.34%	(4)	(0.27)%		(0.44)%	(4)

Portfolio Turnover Rate	75%	(5)	59%		118%	(5)	75%	(5)	59%		118%	(5)

(1)	The Advisor Class and Class A shares of the Arrow DWA Balanced Fund commenced operations on August 7, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6)	Amount represents less than $0.01 per share.
(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of the income and expense of the underlying investee funds.

See accompanying notes to financial statements.

The Arrow DWA Tactical Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A				Class C
	Six Months				Six Months
	Ended		Period		Ended		Period
	January 31,		Ended		January 31,		Ended
	2009		July 31,		2009		July 31,
	(Unaudited)		2008 (1)		(Unaudited)		2008 (1)
Net asset value, beginning of period	$ 9.22		$ 10.00		$ 9.21		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.01		0.01	(7)	(0.01)	(7)	(0.00)
Net realized and unrealized
loss on investments	(3.05)		(0.79)		(3.06)		(0.79)
Total from investment operations	(3.04)		(0.78)		(3.07)		(0.79)

Paid-in-capital from redemption fees	0.00	(7)	0.00	(7)	-		-

Less distributions from:
Net investment income	(0.03)		-		(0.01)		-
Total distributions	(0.03)		-		(0.01)		-

Net asset value, end of period	$ 6.15		$ 9.22		$ 6.13		$ 9.21

Total return (3)(6)	(32.98)%		(7.80)%		(33.30)%		(7.90)%

Net assets, end of period (000s)	$ 8,650		$ 11,455		$ 3,897		$ 3,309

Ratio of gross expenses to average
net assets (4)(8)	3.12%	(5)	4.16%	(5)	3.84%	(5)	5.09%	(5)
Ratio of net expenses to average
net assets (8)	2.00%	(5)	2.00%	(5)	2.75%	(5)	2.75%	(5)
Ratio of net investment income (loss)
to average net assets (8)	0.34%	(5)	0.69%	(5)	(0.22)%	(5)	(0.26)%	(5)

Portfolio Turnover Rate (6)	159%		0%		159%		0%

(1)	The Advisor Class and Class A shares of the Arrow DWA Tactical Fund commenced operations on May 30, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized.
(6) Not annualized.
(7) Amount represents less than $0.01 per share.
(8)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of the income and expense of the underlying investee funds.

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A				Class C
	Six Months				Six Months
	Ended		Period		Ended		Period
	January 31,		Ended		January 31,		Ended
	2009		July 31,		2009		July 31,
	(Unaudited)		2008 (1)		(Unaudited)		2008 (1)
Net asset value, beginning of period	$ 10.13		$ 10.00		$ 10.10		$ 10.00

Activity from investment operations:
Net investment income (2)	(0.02)		0.09		(0.06)		0.03
Net realized and unrealized
gain on investments	(1.26)		0.07		(1.26)		0.09
Total from investment operations	(1.28)		0.16		(1.32)		0.12

Paid-in-capital from redemption fees	0.00	(7)	0.00	(7)	0.00	(7)	0.00	(7)

Less distributions from:
Net investment income	(0.22)		(0.03)		(0.17)		(0.02)
Total distributions	(0.22)		(0.03)		(0.17)		(0.02)

Net asset value, end of period	$ 8.63		$ 10.13		$ 8.61		$ 10.10

Total return (3)(6)	(13.11)%		1.60%		(13.41)%		1.23%

Net assets, end of period (000s)	$ 57,723		$ 50,470		$ 9,499		$ 8,998

Ratio of gross expenses to average
net assets, including interest expense (4)	1.53%	(5)	2.20%	(5)	2.28%	(5)	2.88%	(5)
Ratio of net expenses to average
net assets, including interest expense (4)	1.53%	(5)	2.20%	(5)	2.28%	(5)	2.88%	(5)
Ratio of net expenses to average
net assets, excluding interest expense	1.40%	(5)	1.94%	(5)	2.15%	(5)	2.69%	(5)
Ratio of net investment income
to average net assets	(0.47)%	(5)	1.16%	(5)	(1.25)%	(5)	0.38%	(5)

Portfolio Turnover Rate (6)	206%		188%		206%		188%

(1)	The Advisor Class and Class A shares of the Arrow Alternative Solutions Fund commenced operations on October 31, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets including the interest expense associated with reverse repurchase agreement transactions during the period.
(5) Annualized.
(6) Not annualized.
(7) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS

January 31, 2009 (Unaudited)

1.

ORGANIZATION

The Arrow DWA Balanced Fund (“ADBF”), the Arrow DWA Tactical Fund (“ADTF”) and the Arrow Alternative Solutions Fund (“AASF”) are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies.   ADBF and ADTF are non-diversified funds.   AASF is a diversified fund.  The Funds each have two distinct share classes; Class A and Class C. ADBF seek to achieve an appropriate balance between long-term capital appreciation and capital preservation.   AASF seeks capital appreciation with an emphasis on absolute (positive) returns, low volatility, and low correlation to equity markets.  ADTF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective.

The Funds currently offer Class A shares and Class C shares.    Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Class C shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined.   Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Various inputs are used in determining the value of the Fund’s investments.   These inputs are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.   The following are summaries of the inputs used as of January 31, 2009 in valuing the Funds’ assets carried at fair value:

                                                                                       * Other financial instruments include futures, forwards, swaps contracts and options written.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the financial statements of the Funds.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Futures Contracts – The Arrow Alternative Solutions Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation of a Fund under any open futures contract.   Risks may

exceed amounts recognized in the Statement of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – The Arrow Alternative Solutions Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing its investment objective.   The Fund holds fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.   The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation of a Fund under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.    The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Options Transactions – The Arrow Alternative Solutions Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the futures against default.

Derivatives Disclosure - In March 2008, FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a fund’s financial position, performance and cash flows.

Fair Values of Derivative Instruments as of January 31, 2009:

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

The effect of Derivative Instruments on the Statement of Operations for the six months ended January 31, 2009:

Reverse Repurchase Agreements – The Arrow Alternative Solutions Fund may enter into Reverse repurchase agreements which involve a sale of security by the Fund to a bank or securities dealer and the Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate of interest) on a specific date.  The securities sold are carried as assets in the financial statements and are measured at fair value.  The proceeds of the sale are reported as liabilities and are carried at amortized cost.  Interest incurred on reverse repurchase agreements is recognized as interest expense over the life of each agreement.  These transactions involve a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.  Reverse repurchase transactions are leveraging transactions that may increase the volatility of the Fund’s investment portfolio.  Regulatory interpretations of the limitations on indebtedness applied by the 1940 Act require the Fund to segregate cash or certain liquid securities when entering into leveraging transactions.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

The average daily balance of reverse repurchase agreements outstanding during the six months ended January 31, 2009 was approximately $9,523,793 at a weighted average interest rate of 0.89%.   The maximum amount of reverse repurchase agreements outstanding at any time during the period was $18,213,150 from December 9-11, 2008, which was 18.47% of total assets.

Exchange Traded Notes (“ETNs”) and Commodities (“ETCs”) – ETNs are senior, unsecured, unsubordinated debt securities which trade on an exchange and are designed to provide investors with a new way to access the returns of market benchmarks or strategies.   ETCs are simple and transparent open-ended securities which trade on regulated exchanges and enable investors to gain exposure to commodities without trading futures or taking physical delivery. ETFS-branded ETCs are secured, undated, zero coupon notes that are designed to accurately track the underlying commodity index or individual commodity.   With ETNs and ETCs, the investor has direct counterparty exposure to the issuer (in the case of ETNs) or to third parties guaranteeing the securities’ performance (ETCs with Shell Treasury or AIG or AIG affiliates as guarantor).

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended January 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $232,714,869 and $312,506,127, respectively, for the Arrow DWA Balanced Fund.    For the period ended January 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $21,424,696 and $23,691,004, respectively, for the Arrow DWA Tactical Fund.   For the period ended January 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $142,770,633 and $126,439,496, respectively, for the Arrow Alternative Solutions Fund.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

4.

FOREIGN CURRENCY TRANSACTIONS

At January 31, 2009, the Arrow Alternative Solutions Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
To Sell:
Norwegian Kroner	5,000,000	$723,289	2/5/2009	$ 4,331
Swedish Kroner	5,800,000	$699,186	2/5/2009	46,737
				$51,068

5.  OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Arrow Alternative Solutions Fund during the six months ended January 31, 2009, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	1,700	$ 445,016
Options written	3,052	1,940,131
Options exercised	(100)	(5,800)
Options expired	(2,377)	(1,413,843)
Options closed	(1,475)	(552,049)
Options outstanding, end of period	800	$ 413,455

6.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ Investment Advisor (the “Advisor”). The Advisor has engaged Dorsey, Wright & Associates, Inc. (“DWA”) as the sub-advisor to ADBF and ADTF.   The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

Pursuant to an Advisory Agreement with each Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of Arrow DWA Balanced Fund’s and Arrow DWA Tactical Fund’s average daily net assets and 0.75% of Arrow Alternative Solutions Fund’s average daily net assets.   Pursuant to a sub-advisory agreement, the Advisor pays DWA a sub-advisory fee, computed and accrued daily and paid monthly.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2009, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of business) do not exceed 1.60% and 2.35% per annum of Arrow DWA Balanced Fund’s average daily net assets for Class A shares and Class C shares, respectively.   These limitations have been lowered from 2.00% and 2.75%, respectively, for Class A shares and Class C shares for Arrow DWA Balanced Fund under the previous waiver agreement.   Total expenses will not exceed 2.00% and 2.75% per annum of Arrow DWA Tactical Fund’s average daily net assets for Class A shares and Class C shares, respectively.      Total expenses will not exceed 1.40% and 2.15% per annum of Arrow Alternative Solutions Fund’s average daily net assets for Class A shares and Class C shares, respectively.    These limitations have been lowered from 2.00% and 2.75%, respectively, for Class A shares and Class C shares for Arrow Alternative Solutions Fund under the previous waiver agreement.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to the Class A and Class C shares are subsequently less than 1.60% and 2.35% of Arrow DWA Balanced Fund, 1.40% and 2.15% of Arrow Alternative Solutions Fund and 2.00% and 2.75% of Arrow DWA Tactical Fund average daily net assets, respectively, the Advisor shall be entitled to reimbursement by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.60% and 2.35% of Arrow DWA Balanced Fund, 1.40% and 2.15% of Arrow Alternative Solutions Fund and 2.00% and 2.75% of Arrow DWA Tactical Fund average daily net assets for the Class A and Class C, respectively. If Arrow DWA Balanced Fund Operating Expenses attributable to the Class A and Class C shares subsequently exceed 1.60% and 2.35% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. If Arrow Alternative Solutions Fund Operating Expenses attributable to the Class A and Class C shares subsequently exceed 1.40% and 2.15% per annum of average daily net assets, respectively, the reimbursements shall be suspended. If Arrow DWA Tactical Fund Operating Expenses attributable to the Class A and Class C shares subsequently exceed 2.00% and 2.75% per annum of average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of GFS. For the period ended January 31, 2009, the Distributor received $139,164 in underwriting commissions for sales of Class A shares, of which $742,697 was retained by the principal underwriter or other affiliated broker-dealers.

Each Fund pays its pro rata share of a total fee of $7,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Funds as follows:

Administration.  The Funds pay GFS an asset-based fee in decreasing amounts as fund assets reach certain breakpoints. Each Fund is subject to a minimum annual fee. Each Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

Arrow DWA Balanced Fund

The greater of:

A minimum annual fee of $34,000 per annum or

-    10 basis points or 0.10% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

Arrow DWA Tactical Fund

The greater of:

A minimum annual fee of $32,000 per annum or

-    10 basis points or 0.10% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

Arrow Alternative Solutions Fund

The greater of:

A minimum annual fee of $20,000 per annum or

-    12 basis points or 0.12% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Funds pay GFS a base annual fee plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

Arrow DWA Balanced Fund

The greater of:

A minimum annual fee of $20,400 per annum plus $5,100 for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

Arrow DWA Tactical Fund

The greater of:

A minimum annual fee of $19,200 per annum plus $4,800 for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

Arrow Alternative Solutions Fund

The greater of:

A minimum annual fee of $12,000 per annum plus $2,000 for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual per class minimums are $12,750 for Arrow DWA Balanced Fund, $12,000 for Arrow DWA Tactical Fund and $7,500 for Arrow Alternative Solutions Fund.   The per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Funds’ Custody Agreement with Bank of New York (the “Custody Agreement”), each Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. Each Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   GFS’ share of such fees collected for the six months ended January 31, 2009 was $44,694.  The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended January 31, 2009, the Funds incurred expenses of $11,335 for compliance services pursuant to the Trust’s Agreement with NLCS. Such fees would be included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended January 31, 2009, GemCom collected amounts totaling $26,251 for EDGAR and printing services performed.   Such fees would be included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

7.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the period ended January 31, 2009, ADBF, ADTF and AASF assessed $1,463, $1,600 and $21,125, respectively, in redemption fees.

8. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

As of July 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales; tax treatment of partnership distributions; tax treatment of payments on swap agreements; and mark-to-market on Section 1256 contracts; open forward contracts; and accrued net amount on open swap agreements.

Permanent book and tax differences, due to different book and tax treatment of distributions,    resulted in reclassification for the fiscal period ended July 31, 2008 as follows:

Foreign currency and capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.   The Funds incurred and elected to defer such foreign currency and capital losses as follows:

The Arrow Funds

EXPENSE EXAMPLES

January 31, 2009 (Unaudited)

As a shareholder of the Arrow DWA Balanced Fund, the Arrow DWA Tactical Fund or the Arrow Alternative Solutions Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Arrow DWA Balanced Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 through January 31, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 8/1/08	Ending Account Value 1/31/09	Expenses Paid During Period* 8/1/08 – 1/31/09	Expense Ratio During Period** 8/1/08 – 1/31/09
DWA Balanced Class A	$1,000.00	$749.80	$6.58	1.50%
DWA Balanced Class C	1,000.00	747.20	9.90	2.26
DWA Tactical Class A	1,000.00	670.20	8.37	2.00
DWA Tactical Class C	1,000.00	667.00	11.49	2.75
Alternative Solutions Class A	1,000.00	868.90	7.17	1.53
Alternative Solutions Class C	1,000.00	865.90	10.66	2.28

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**Annualized.

.

The Arrow Funds

EXPENSE EXAMPLES (Continued)

January 31, 2009 (Unaudited)

Hypothetical (5% return before expenses)	Beginning Account Value 8/1/08	Ending Account Value 1/31/09	Expenses Paid During Period* 8/1/08 – 1/31/09	Expense Ratio During Period** 8/1/08 – 1/31/09
DWA Balanced Class A	$1,000.00	$1,017.55	$7.59	1.50%
DWA Balanced Class C	1,000.00	1,013.74	11.41	2.26
DWA Tactical Class A	1,000.00	1,015.04	10.10	2.00
DWA Tactical Class C	1,000.00	1,011.28	13.87	2.75
Alternative Solutions Class A	1,000.00	1,017.40	7.74	1.53
Alternative Solutions Class C	1,000.00	1,013.64	11.51	2.28

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**Annualized.

The Arrow Funds

SUPPLEMENTAL INFORMATION

January 31, 2009 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

                                      Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee
L. Merill Bryan*** Age: 64	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation	31	AdvisorOne Funds (5 portfolios)
Anthony J. Hertl Age: 58	Trustee Since 2005	Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.	31	AdvisorOne Funds (5 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust
Gary W. Lanzen Age: 54	Trustee Since 2005	Chief Investment Officer (2006 – present), formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. (a financial services company)	31	AdvisorOne Funds (5 portfolios)
Mark H. Taylor Age 44	Trustee Since 2007	Professor (John P. Begley Endowed Chair in Accounting), Creighton University since 2002)	31	Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2009 (Unaudited)

                                       Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Michael Miola**** Age: 55	Trustee Since 2005	Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC; Director of Constellation Trust Company.	31	AdvisorOne Funds (5 portfolios); Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 39	President Since June 2006

President and Manager, Gemini Fund Services, LLC (since 3/2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (3/2006 – 5/2008); Manager (since 3/2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 46	Secretary Since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC;  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

			N/A	N/A

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2009 (Unaudited)

                                      Interested Trustees and Officers (continued)

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 38	Treasurer Since June 2006

Executive Vice President and Director of Fund Administration, Gemini Fund Services, LLC (2008 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2008); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
Lynn Bowley 4020 So. 147th Street Omaha, NE 68137 Age: 49	Chief Compliance Officer Since June 2007	Compliance Officer of Northern Lights Compliance Services, LLC (01/07 – present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

***From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

**** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR

Arrow Investment Advisors, LLC

2943 Olney-Sandy Spring Road, Suite A

Olney, MD  20832

INVESTMENT SUB-ADVISOR

Dorsey, Wright & Associates, Inc.

9201 Forest Hill Avenue, Suite 100

Richmond, VA  23235

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/8/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/8/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/8/09